Income Taxes - Income before income taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Components of income (loss) before income taxes
Japan	¥ 78,203	¥ (80,543)	¥ (11,355)
Singapore	(36,900)	(16,537)	(14,443)
Income (loss) before income taxes	¥ 41,303	¥ (97,080)	¥ (25,798)
Statutory rate (as a percent)	34.59%	34.59%	34.59%